Total revenues and other income - Schedule of the revenue recognition of upfront payments, license fees and milestone payments and the impact of the adoption of IFRS 15 (Details)
€ in Thousands, $ in Millions
	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)		Dec. 31, 2018 EUR (€)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Recognition of non-refundable upfront payments and license fees	€ 411,417		€ 812,058		€ 196,486
Milestones achieved	46,261		2,878		73,394
Reimbursement income	4,073		19,900		8,722
Other revenues	70		66		63
Total revenues	478,053		834,901	[1]	278,666	[1]
Negative catch-up effect on closing date resulting from the decrease in the percentage of completion applied to previously received upfront and milestones			(245,883)
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Reimbursement income					16
Other revenues					63
Point in time | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other revenues	70		66
Gilead collaboration agreement for ziritaxestat | Gilead | Point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Recognition of non-refundable upfront payments and license fees			666,968
Collaboration agreement for filgotinib | Gilead
Disclosure of disaggregation of revenue from contracts with customers [line items]
Milestones achieved	90,200	$ 105
Negative catch-up effect on closing date resulting from the decrease in the percentage of completion applied to previously received upfront and milestones			(245,883)
Collaboration agreement for filgotinib | Gilead | Over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Recognition of non-refundable upfront payments and license fees	181,816		62,602		96,809
Milestones achieved	46,261		(21,187)
Negative catch-up effect on closing date resulting from the decrease in the percentage of completion applied to previously received upfront and milestones			(245,900)
Collaboration agreement for filgotinib | Gilead | Point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Milestones achieved					27,623
Gilead collaboration agreement for drug discovery platform | Gilead | Over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Recognition of non-refundable upfront payments and license fees	229,601		80,918
Collaboration agreement for CF | AbbVie | Over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Recognition of non-refundable upfront payments and license fees			1,569		52,176
Milestones achieved			24,065
Reimbursement income	(52)		723
Collaboration agreement for CF | AbbVie | Point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Milestones achieved					36,771
Reimbursement income					989
Collaboration agreement for MOR106 | Novartis | Over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Reimbursement income	€ 4,125		19,177		7,718
Collaboration agreement for MOR106 | Novartis | Point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Recognition of non-refundable upfront payments and license fees					47,500
Servier collaboration agreement for osteoarthritis | Servier | Point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Milestones achieved					€ 9,000
IFRS 15
Disclosure of disaggregation of revenue from contracts with customers [line items]
Recognition of non-refundable upfront payments and license fees			812,058
Milestones achieved			2,878
Reimbursement income			19,900
Other revenues			66
Total revenues			834,901
IFRS 15 | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Reimbursement income
Other revenues			66
IFRS 15 | Collaboration agreement for filgotinib | Gilead | Over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Recognition of non-refundable upfront payments and license fees			62,602
Milestones achieved			(21,187)
IFRS 15 | Collaboration agreement for CF | AbbVie | Over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Recognition of non-refundable upfront payments and license fees			1,569
Milestones achieved			24,065
Reimbursement income			723
IFRS 15 | Collaboration agreement for MOR106 | Novartis | Over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Reimbursement income			19,177
IFRS 15 | Collaboration agreement for MOR106 | Novartis | Point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Recognition of non-refundable upfront payments and license fees
IFRS 15 | Servier collaboration agreement for osteoarthritis | Servier | Point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Milestones achieved

[1]	The 2019 and 2018 comparatives have been restated to consider the impact of classifiying the Fidelta business as discontinued opearations in 2020.